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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total: $ 257,303
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-13874____________        Forum Partners Europe (UK) LLP

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------           -------- --------- -------- -------------------- ---------- -------- --------------------
                             TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER         CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
---------------------------- -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

AMERICAN CAMPUS COMMUNITIES    COM    024835100   2,724   89,500    SH		OTHER	  1		 89,500
AMB PROPERTY CORP              COM    00163T109	  1,165   44,000    SH		OTHER	  1		 44,000
ALEXANDRIA REAL ESTATE EQUIT   COM    015271109   3,395   48,500    SH		OTHER	  1		 48,500
AVALONBAY COMMUNITIES INC      COM    053484101   2,962   28,500    SH		OTHER	  1		 28,500
BOSTON PROPERTIES INC          COM    101121101   4,281   51,500    SH		OTHER	  1		 51,500
CHATHAM LODGING TRUST          COM    16208T102   1,527   82,037    SH		OTHER	  1		 82,037
CORESITE REALTY CORP	       COM    21870Q105   2,131  130,000    SH		OTHER	  1		130,000
DIGITAL REALTY TRUST INC       COM    253868103   6,775  109,800    SH		OTHER	  1		109,800
EQUITY RESIDENTIAL             COM    29476L107   8,620  181,200    SH		OTHER	  1		181,200
ESSEX PROPERTY TRUST INC       COM    297178105   4,334   39,600    SH		OTHER	  1		 39,600
FEDERAL REALTY INVS TRUST      COM    313747206   5,173   63,350    SH		OTHER	  1		 63,350
HEALTH CARE REIT INC           COM    42217K106   3,655   77,200    SH		OTHER	  1		 77,200
HCP INC                        COM    40414L109   3,199   88,900    SH		OTHER	  1		 88,900
STARWOOD HOTELS & RESORTS      COM    85590A401   3,279   62,400    SH		OTHER	  1		 62,400
HOST HOTELS & RESORTS INC      COM    44107P104   5,567  384,459    SH		OTHER	  1		384,459
KIMCO REALTY CORP              COM    49446R109   1,934  122,900    SH		OTHER	  1		122,900
KILROY REALTY CORP             COM    49427F108   3,218   97,106    SH		OTHER	  1		 97,106
MACERICH CO/THE		       COM    554382101   3,758   87,500    SH		OTHER	  1		 87,500
CORPORATE OFFICE PROPERTIES    COM    22002T108   4,406  118,100    SH		OTHER	  1		118,100
PROLOGIS                       COM    743410102   4,271  362,600    SH		OTHER	  1		362,600
PUBLIC STORAGE                 COM    74460D109   9,500   97,900    SH		OTHER	  1		 97,900
TANGER FACTORY OUTLET CENTER   COM    875465106   3,781   80,200    SH		OTHER	  1		 80,200
SL GREEN REALTY CORP	       COM    78440X101	  5,215	  82,350    SH		OTHER	  1		 82,350
SIMON PROPERTY GROUP INC       COM    828806109	 14,321  154,423    SH		OTHER	  1		154,423
UDR INC	                       COM    902653104	  4,388  207,744    SH		OTHER	  1		207,744
VORNADO REALTY TRUST           COM    929042109	  7,399	  86,510    SH		OTHER	  1		 86,510
VENTAS INC                     COM    92276F100	  5,791	 112,300    SH		OTHER	  1		112,300
APOLLO COMMERCIAL REAL ESTATES COM    03762U105	  2,989	 186,000    SH		OTHER	  1		186,000
MEDICAL PROPERTIES TRUST INC   COM    58463J304	  1,724  170,000    SH		OTHER	  1		170,000
PIEDMONT OFFICE REALTY TRU-A   COM    720190206	  1,172	  62,000    SH		OTHER	  1		 62,000
STARWOOD PROPERTY TRUST INC    COM    85571B105	    795   40,000    SH		OTHER	  1		 40,000
AMERICAN CAMPUS COMMUNITIES    COM    024835100   2,670   87,700    SH          SOLE               34,400	  53,300
AMB PROPERTY CORP              COM    00163T109   1,054   39,800    SH          SOLE                    0	  39,800
ALEXANDRIA REAL ESTATE EQUIT   COM    015271109   3,346   47,800    SH          SOLE               17,800	  30,000
AVALONBAY COMMUNITIES INC      COM    053484101   2,754   26,500    SH          SOLE                    0	  26,500
BOSTON PROPERTIES INC          COM    101121101   4,079   49,078    SH          SOLE               11,578	  37,500
CHATHAM LODGING TRUST          COM    16208T102   1,176   63,177    SH          SOLE               30,164	  33,013
CORESITE REALTY CORP	       COM    21870Q105   2,131  130,000    SH		SOLE               64,000	  66,000



DIGITAL REALTY TRUST INC       COM    253868103   6,589  106,795    SH          SOLE               37,795	  69,000
EQUITY RESIDENTIAL             COM    29476L107   8,515  179,000    SH          SOLE               62,400	 116,600
ESSEX PROPERTY TRUST INC       COM    297178105   4,119   38,372    SH          SOLE               14,172	  24,200
FEDERAL REALTY INVS TRUST      COM    313747206   5,187   63,517    SH          SOLE               21,417	  42,100
HEALTH CARE REIT INC           COM    42217K106   3,622   76,500    SH          SOLE               18,500	  58,000
HCP INC                        COM    40414L109   2,958   82,200    SH          SOLE                    0	  82,200
STARWOOD HOTELS & RESORTS      COM    85590A401   3,442   65,500    SH          SOLE               25,600	  39,900
HOST HOTELS & RESORTS          COM    44107P104   5,509  380,489    SH          SOLE              135,363	 245,126
KIMCO REALTY CORP              COM    49446R109   1,779  113,000    SH          SOLE                    0	 113,000
KILROY REALTY CORP             COM    49427F108   3,180   95,967    SH          SOLE               37,110	  58,857
MACERICH CO/THE		       COM    554382101   3,719   86,600    SH          SOLE               31,800	  54,800
CORPORATE OFFICE PROPERTIES    COM    22002T108   4,380  117,386    SH          SOLE               42,286	  75,100
PROLOGIS                       COM    743410102   4,297  364,800    SH          SOLE              137,950	 226,850
PUBLIC STORAGE                 COM    74460D109   9,187   94,677    SH          SOLE               33,077	  61,600
TANGER FACTORY OUTLET CENTER   COM    875465106   3,594   76,250    SH          SOLE               18,950	  57,300
SL GREEN REALTY CORP           COM    78440X101   5,233   82,629    SH          SOLE               32,029	  50,600
SIMON PROPERTY GROUP INC       COM    828806109  13,979  150,738    SH          SOLE               48,695	 102,043
UDR INC	                       COM    902653104	  4,408	 208,732    SH          SOLE               84,527	 124,205
VORNADO REALTY TRUST           COM    929042109   7,127   83,324    SH          SOLE               23,671	  59,653
VENTAS INC                     COM    92276F100   5,739  111,285    SH          SOLE               41,185	  70,100
